Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Consolidated Statements of Comprehensive Income
Net Income	$ 329,102	$ 305,829	$ 857,028	$ 863,487
Other comprehensive income loss derivatives qualifying as hedges before tax	4,574	(531)	18,604	19,359
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,250	6,324	12,959	19,112
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(197,392)	30,456	(206,678)	(96,914)
Other comprehensive income loss tax	(2,582)	(2,519)	(9,743)	(12,436)
Other comprehensive income (loss), net of tax	(191,150)	33,730	(184,858)	(70,879)
Total comprehensive income	137,952	339,559	672,170	792,608
Comprehensive income attributable to Noncontrolling interests	54,431	33,619	143,502	100,936
Comprehensive income attributable to the Company	$ 83,521	$ 305,940	$ 528,668	$ 691,672